Other non-current liabilities	12 Months Ended
Dec. 31, 2025
Other Non-Current Liabilities [Abstract]
Other non-current liabilities

33. Other non-current liabilities

	2025 £m	2024 £m
Accruals	6	6
Deferred income	121	165
Other payables	896	929
	1,023	1,100
Other payables includes a number of employee-related liabilities, including employee savings plans.